Performance Management - Natixis Funds Trust I	Dec. 31, 2025
Mirova Global Megatrends Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, life-of-fund, and life-of-class periods (as applicable) compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund. Performance for Class C shares includes the automatic conversion to Class A shares after eight years, where applicable. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, life-of-fund, and life-of-class periods (as applicable) compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Bar Chart [Heading]	Total Returns for Class Y Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: Second Quarter 2020, 22.67% Lowest Quarterly Return: Second Quarter 2022, -15.11%
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance [Table]

Average Annual Total Returns
(for the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Life of Fund (3/31/16)	Life of Class N (5/1/17)
Class Y - Return Before Taxes	15.32%	7.24%	12.07%	-
Return After Taxes on Distributions	14.06%	6.04%	11.20%	-
Return After Taxes on Distributions and Sale of Fund Shares	9.86%	5.49%	9.86%	-
Class A - Return Before Taxes	8.40%	5.72%	11.11%	-
Class C - Return Before Taxes	13.17%	6.17%	11.10%	-
Class N - Return Before Taxes	15.38%	7.30%	-	12.13%
MSCI World Index (Net)	21.09%	12.15%	12.49%	12.15%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Performance Availability Website Address [Text]	im.natixis.com
Performance Availability Phone [Text]	800-225-5478
Mirova Global Megatrends Fund | Class Y
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	22.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(15.11%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Vaughan Nelson Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests. Performance for Class C shares includes the automatic conversion to Class A shares after eight years, where applicable. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Bar Chart [Heading]	Total Returns for Class Y Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: Fourth Quarter 2020, 28.00% Lowest Quarterly Return: First Quarter 2020, -29.83%
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance [Table]

Average Annual Total Returns
(for the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (5/1/17)
Class Y - Return Before Taxes	12.16%	11.62%	10.00%	-
Return After Taxes on Distributions	10.77%	9.54%	7.83%	-
Return After Taxes on Distributions and Sale of Fund Shares	8.24%	8.51%	7.33%	-
Class A - Return Before Taxes	5.45%	10.04%	9.08%	-
Class C - Return Before Taxes	10.17%	10.53%	9.06%	-
Class N - Return Before Taxes	12.22%	11.68%	-	9.39%
Russell 3000® Index	17.15%	13.15%	14.29%	14.09%
Russell 2000® Value Index	12.59%	8.88%	9.27%	7.18%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Performance Availability Website Address [Text]	im.natixis.com
Performance Availability Phone [Text]	800-225-5478
Vaughan Nelson Small Cap Fund | Class Y
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	28.00%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(29.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Natixis Oakmark International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund. Performance for Class C shares includes the automatic conversion to Class A shares after eight years, where applicable. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Bar Chart [Heading]	Total Returns for Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: Fourth Quarter 2020, 31.94% Lowest Quarterly Return: First Quarter 2020, -38.74%
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance [Table]

Average Annual Total Returns
(for the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (5/1/17)
Class A - Return Before Taxes	25.00%	5.22%	5.90%	-
Return After Taxes on Distributions	24.06%	4.79%	5.53%	-
Return After Taxes on Distributions and Sale of Fund Shares	15.40%	4.10%	4.80%	-
Class C - Return Before Taxes	30.66%	5.67%	5.89%	-
Class N - Return Before Taxes	32.91%	6.77%	-	5.21%
Class Y - Return Before Taxes	32.94%	6.73%	6.76%	-
MSCI World ex USA Index (Net)	31.85%	9.46%	8.55%	8.42%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions and the Return After Taxes on Distributions and Sale of Fund Shares for the 1-year and 5-year periods exceed the Return Before Taxes due to an assumed tax benefit from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	im.natixis.com
Performance Availability Phone [Text]	800-225-5478
Natixis Oakmark International Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	31.94%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(38.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Natixis U.S. Equity Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods (as applicable) compare to those of two broad-based securities market indices that reflect the performance of the overall market applicable to the Fund.  Performance for Class C shares includes the automatic conversion to Class A shares after eight years, where applicable. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods (as applicable) compare to those of two broad-based securities market indices that reflect the performance of the overall market applicable to the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Bar Chart [Heading]	Total Returns for Class Y Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: Second Quarter 2020, 22.61% Lowest Quarterly Return: Second Quarter 2022, -20.63%
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance [Table]

Average Annual Total Returns
(for the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (5/1/17)
Class Y - Return Before Taxes	17.62%	14.63%	15.53%	-
Return After Taxes on Distributions	16.31%	12.61%	13.58%	-
Return After Taxes on Distributions and Sale of Fund Shares	11.24%	11.17%	12.38%	-
Class A - Return Before Taxes	10.57%	13.00%	14.56%	-
Class C - Return Before Taxes	15.47%	13.49%	14.55%	-
Class N - Return Before Taxes	17.68%	14.70%	-	15.57%
S&P 500® Index	17.88%	14.42%	14.82%	14.77%
Russell 1000® Index	17.37%	13.59%	14.59%	14.49%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Performance Availability Website Address [Text]	im.natixis.com
Performance Availability Phone [Text]	800-225-5478
Natixis U.S. Equity Opportunities Fund | Class Y
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	22.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(20.63%)
Lowest Quarterly Return, Date	Jun. 30, 2022